Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2021
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Details of Bank Debt

	June 30	December 31
(in thousands)	2021	2020
Current portion	$-	$-
Long-term portion	-	195,000

Gross bank debt outstanding 1	$-	$195,000

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 24).

Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	June 30	December 31
(in thousands)	2021	2020
Current portion	$805	$773
Long-term portion	2,508	2,864

Total lease liabilities	$3,313	$3,637

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis of these leases is as follows:

June 30
(in thousands)	2021
Not later than 1 year	$805
Later than 1 year and not later than 5 years	2,508
Later than 5 years	-

Total lease liabilities	$3,313

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2021	2020	2021	2020

Interest Expense During Period
Average principal outstanding during period		$-	$708,450	$39,011	$746,461
Average effective interest rate during period	16.1	0.00%	1.97%	1.17%	2.53%
Total interest expense incurred during period		$-	$3,487	$229	$9,432
Costs related to undrawn credit facilities	16.1	1,325	1,121	2,636	2,259
Interest expense - lease liabilities	16.2	32	28	65	62
Total finance costs		$1,357	$4,636	$2,930	$11,753